Per share amounts (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Disclosure of Detailed Information about Net Loss Basic and Diluted
The number of incremental shares included in diluted earnings per share is computed using the average volume-weighted market price of shares for the period. In addition, contracts that could be settled in cash or shares are assumed to be settled in shares if share settlement is more dilutive.

	Year ended December 31
	2020	2019
Net loss – basic and diluted	$(771.7)	$(788.3)

Disclosure of Detailed Information about Weighted Average Number of Shares Per Share	The weighted average number of shares used to calculate per share amounts is as follows:

	Year ended December 31
	2020	2019
Basic and Diluted	73,258,648	72,882,619